Vessels, net	12 Months Ended
Dec. 31, 2013
Vessels (Abstract)
Vessels
5. Vessels, net
An analysis of vessels is as follows:

Net book Value
Carrying amount as at January 1, 2012	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550
Acquisitions and improvements	308,141
Disposals	(38,923)
Depreciation	(51,949)
Carrying amount as at December 31, 2013	$1,176,819

All of the Partnership's vessels as of December 31, 2013 have been provided as collateral to secure the Partnership's credit facilities.

On November 28, 2013, the Company acquired the M/T Aristarchos (renamed M/T Aristotelis), a 51,604 dwt eco type medium range product tanker built in 2013, from an unrelated third party, for a total consideration of $38,141 including initial expenses of $111. The acquisition price was funded from the selling proceeds of the M/T Agamemnon II and from the Partnership's available cash.

On November 5, 2013, the Company disposed the M/T Agamemnon II a 51,238 dwt chemical tanker built in 2008 for net proceeds of $32,192 to an unrelated third party.  The Partnership realized a net loss on this disposal of $7,073 as the carrying value of the vessel at the time of her disposal was $38,923. This net loss is presented in the Partnership's consolidated statements of comprehensive income / (loss) as “Loss / (gain) on sale of vessels to third parties”. For the year ended December 31 2013, the Partnership has unpaid expenses relating to this sale of  $343

On September 11, 2013, the Company acquired the shares of Anax Container Carrier S.A., the vessel owning company of the M/V Hyundai Prestige renamed to CCNI Angol, Thiseas Container Carrier S.A., the vessel owning company of the M/V Hyundai Privilege and Cronus Container Carrier S.A., the vessel owning company of the M/V Hyundai Platinum (Note 3).  The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership

On March 20 and March 27, 2013, the Company acquired the shares of Hercules Container Carrier S.A., the vessel owning company of M/V Hyundai Premium, and Iason Container Carrier S.A., the vessel owning company of the M/V Hyundai Paramount, respectively (Note 3). The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership.
On December 22, 2012, the Partnership acquired the shares of the vessel owning companies of two post panamax container carrier vessels the M/V Agamemnon and the M/V Archimidis from CMTC in exchange of the shares of the vessel owning companies of two very large crude carrier vessels the M/T Achilleas and the M/T Alexander The Great respectively (Note 3). The M/V Agamemnon and the M/V Archimidis have been recorded in the Partnership's financial statements at their fair value as quoted by independent brokers at the time of the acquisition of $68,000 and $65,000 respectively.
In relation to the transaction described above the Partnership recorded an impairment charge of $43,178 which represents the difference between the carrying value of the M/T Achilleas and the M/T Alexander the Great of $180,928 and the fair market value of these vessels of $137,750 as quoted by independent brokers and is presented as “Vessels' impairment charge” in the Partnership's consolidated statements of comprehensive income / (loss). The vessel-owning companies of the M/T Achilleas and the M/T Alexander the Great were deconsolidated from the Partnership accounts as of the date of their disposal to CMTC. Results of operations, cash flows, and assets and liabilities of these vessels prior to their disposal to CMTC are included in the Partnership's consolidated financial statements.
On April 4, 2012 the Company disposed the M/T Aristofanis, a 12,000 dwt, chemical tanker built in 2005 for net proceeds of $9,867, to an unrelated third party. The Partnership realized a net gain on this disposal of $353 as the carrying value of the vessel at the time of her disposal was $9,514.

On February 14, 2012 the Company disposed the M/T Attikos, a 12,000 dwt chemical tanker built in 2005 for net proceeds of $9,807, to an unrelated third party. The Partnership realized a net gain on this disposal of $943 as the carrying value of the vessel at the time of her disposal was $8,864.
During 2012 the M/T Avax, M/T Axios, M/T Akeraios, M/T Apostolos, M/T Anemos and M/T Atrotos (renamed El Pipila) underwent improvements following their respective first special survey. These costs for these six vessels amounted to $105 and were capitalized as part of the respective vessels' historic cost.